Note 5 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leased Assets, Gross	$ 8,109	$ 6,548
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 3,935	$ 2,826